UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6397

Fidelity California Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® California Municipal Money Market Fund

May 31, 2018

CFS-QTLY-0718
1.802199.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 30.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.2% 6/7/18, VRDN (a)(b)	$7,161	$7,161
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.26% 6/7/18, VRDN (a)	700	700
West Jefferson Indl. Dev. Series 2008, 1.26% 6/7/18, VRDN (a)	4,800	4,800
		12,661
Arkansas - 0.4%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.2% 6/7/18, VRDN (a)(b)	2,600	2,600
Series 2002, 1.22% 6/7/18, VRDN (a)(b)	1,500	1,500
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.13% 6/7/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	4,600	4,600
		8,700
California - 28.7%
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 1.08% 6/7/18, LOC BNP Paribas SA, VRDN (a)(b)	3,725	3,725
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2004 K, 1.05% 6/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,700	15,700
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.):
Series 2001 G, 0.98% 6/7/18, LOC Citibank NA, VRDN (a)(b)	2,965	2,965
Series 2005 D, 0.98% 6/7/18, LOC Citibank NA, VRDN (a)(b)	4,280	4,280
Series 2005 A, 1.05% 6/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	29,150	29,150
Series 2008 C, 1% 6/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,750	4,750
California Infrastructure & Econ. Dev. Bank Rev. (Betts Spring Co. Proj.) Series 2008, 1.05% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	6,105	6,105
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.65% 6/1/18, LOC Canadian Imperial Bank of Commerce, VRDN (a)(b)	11,750	11,750
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 1.27% 6/7/18, LOC Comerica Bank, VRDN (a)(b)	2,320	2,320
(Var-Waste Connections, Inc. Proj.) Series 2007, 1.05% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	10,100	10,100
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 1.1% 6/7/18, LOC Bank of America NA, VRDN (a)(b)	800	800
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.9% 6/1/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	19,000	19,000
Series 2001 W2, 0.9% 6/1/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,100	1,100
(Maple Square Apt. Proj.) Series AA, 0.97% 6/7/18, LOC Citibank NA, VRDN (a)(b)	1,455	1,455
(Terraces at Park Marino Proj.) Series I, 1.08% 6/7/18, LOC Bank of The West San Francisco, VRDN (a)(b)	4,470	4,470
(The Crossings at Elk Grove Apts.) Series H, 0.97% 6/7/18, LOC Citibank NA, VRDN (a)(b)	6,730	6,730
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1% 6/7/18, LOC MUFG Union Bank NA, VRDN (a)(b)	9,100	9,100
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.97% 6/7/18, LOC Citibank NA, VRDN (a)(b)	2,400	2,400
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 1.25% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,030	1,030
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 0.97% 6/7/18, LOC Citibank NA, VRDN (a)(b)	5,871	5,871
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 1.05% 6/7/18, LOC Bank of America NA, VRDN (a)	15,300	15,300
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Delta Village Apts. Proj.) Series A, 1.07% 6/7/18, LOC Citibank NA, VRDN (a)(b)	5,600	5,600
San Francisco City & County Multi-family Hsg. Rev. (8th & Howard Family Apts. Proj.) Series 2000 B, 0.97% 6/7/18, LOC Citibank NA, VRDN (a)(b)	3,405	3,405
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 1.05% 6/7/18, LOC Citibank NA, VRDN (a)(b)	950	950
(Mission Creek Cmnty. Proj.) Series B, 0.97% 6/7/18, LOC Citibank NA, VRDN (a)(b)	4,860	4,860
(Ocean Beach Apts. Proj.) Series B, 1% 6/7/18, LOC Citibank NA, VRDN (a)(b)	4,535	4,535
San Jose Multi-family Hsg. Rev.:
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 1.13% 6/7/18, LOC Citibank NA, VRDN (a)(b)	5,750	5,750
(El Paseo Apts. Proj.) Series 2002 B, 1.13% 6/7/18, LOC Citibank NA, VRDN (a)(b)	3,945	3,945
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 1.19% 6/7/18, LOC MUFG Union Bank NA, VRDN (a)(b)	9,985	9,985
FHLMC:
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 0.97% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Vizcaya Apts. Proj.) Series B, 0.93% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	20,370	20,370
California Statewide Cmntys. Dev. Auth. Rev. (Oakmont Stockton Proj.) Series 1997 C, 1.09% 6/7/18, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	5,960	5,960
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.99% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	61,900	61,900
Orange County Apt. Dev. Rev. (Park Place Apts. Proj.) Series 1989 A, 0.93% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	15,400	15,400
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, 0.93% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	37,500	37,500
San Jose Multi-family Hsg. Rev.:
(Trestles Apts. Proj.) Series 2004 A, 0.95% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 1.08% 6/7/18, LOC Freddie Mac, VRDN (a)(b)	15,090	15,090
FNMA:
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Canyon Creek Apts. Proj.) Series 1995 C, 0.96% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	38,800	38,800
(River Run Sr. Apts. Proj.) Series LL, 0.93% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	13,505	13,505
(Salvation Army S.F. Proj.) 0.99% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	14,455	14,455
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.93% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.93% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	25,500	25,500
(Vista Del Monte Proj.) Series QQ, 0.93% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	11,850	11,850
(Wilshire Court Proj.):
Series AAA, 0.93% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	3,100	3,100
Series M, 0.93% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	20,290	20,290
Series 2003 DD, 0.93% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	14,600	14,600
Chula Vista Multi-family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 1.05% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	10,000	10,000
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 1.1% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.93% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	23,500	23,500
(Wood Canyon Villas Proj.) Series 2001 E, 0.93% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.93% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	13,750	13,750
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. (California Place Apts. Proj.) Series B, 1.02% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	3,655	3,655
Sacramento Hsg. Auth. Multi-family Rev. (Valencia Point Apts. Proj.) Series 2006 I, 0.93% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	4,900	4,900
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.93% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	24,615	24,615
(Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 1.09% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.97% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	7,775	7,775
Santa Cruz Redev. Agcy. Multi-family Rev. (Shaffer Road Apts. Proj.) Series A, 0.93% 6/7/18, LOC Fannie Mae, VRDN (a)(b)	29,925	29,925
		702,496
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.29% 6/7/18, VRDN (a)(b)	4,050	4,050
Series 2003 B, 1.1% 6/7/18, VRDN (a)(b)	2,070	2,070
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.2% 6/7/18, VRDN (a)	1,900	1,900
Series I, 1.2% 6/7/18, VRDN (a)	900	900
		8,920
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 1.19% 6/7/18, VRDN (a)	1,650	1,650
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.22% 6/7/18, VRDN (a)(b)	1,000	1,000
Texas - 0.2%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 1.2% 6/7/18, VRDN (a)(b)	3,450	3,450
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.15% 6/7/18 (Total SA Guaranteed), VRDN (a)(b)	1,300	1,300
		4,750
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 6/7/18, VRDN (a)(b)	6,100	6,100
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.15% 6/7/18, VRDN (a)(b)	7,800	7,800
		13,900
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $754,077)		754,077

Tender Option Bond - 27.9%
California - 27.8%
Academy of Motion Picture Arts Participating VRDN Series 2017, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,495	3,495
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 1.08% 6/7/18 (Liquidity Facility Bank of America NA) (a)(c)	11,720	11,720
Series XF 10 44, 1.11% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,450	2,450
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM 0146, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,010	12,010
Series Floaters XF 22 71, 1.09% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,800	5,800
Series Floaters XF 23 77, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,575	12,575
Series MS 3346, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,330	9,330
Series XF 24 00, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,790	2,790
California Gen. Oblig. Participating VRDN:
Series 15 XF2161, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,220	1,220
Series Floaters XF 10 38, 1.16% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	28,150	28,150
California Health Facilities Fing. Auth. Participating VRDN:
Series Floaters 013, 1.22% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	14,445	14,445
Series Floaters XF 06 08, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,800	3,800
Series Floaters XF 06 22, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,490	2,490
Series Floaters XF 06 33, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,620	4,620
Series Floaters XF 25 82, 1.06% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,000	2,000
Series Floaters XG 01 25, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	13,700	13,700
Series Floaters XL 00 45, 1.09% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,600	1,600
Series Floaters YX 10 33, 1.07% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,500	4,500
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF2119, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,995	7,995
Series MS 3239, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	22,800	22,800
Series MS 3267, 1.09% 6/7/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	27,375	27,375
Series MS 3301, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,330	7,330
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XL 00 59, 1.09% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,370	1,370
California St. Univ. Rev. Participating VRDN Series XM 0306, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,600	7,600
California State Univ. Rev. Participating VRDN Series 16 ZM0199, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters 02 144A, 1.11% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	23,910	23,910
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,530	4,530
1.18% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	13,550	13,550
Series Floaters XG 01 82, 1.23% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,900	2,900
Series XF 23 59, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,925	5,925
Chaffey Unified High School District Participating VRDN:
Series Floaters XF 05 48, 1.09% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,400	3,400
Series Floaters ZM 05 85, 1.09% 6/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	2,000	2,000
Dept. of Arpts. of the City of LA Participating VRDN Series YX 10 01, 1.11% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,690	4,690
Dept. of Wtr. and Pwr. of Los Angeles Participating VRDN Series XM 03 65, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.22% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	66,030	66,030
Dublin Unified School District Bonds Series Solar 0062, SIFMA Municipal Swap Index + 0.030% 1.09%, tender 6/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	7,290	7,290
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EGL1310, 1.1% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	21,700	21,700
Series MS 3250, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Eastern Muni. Wtr. District Fing. W Participating VRDN Series Floaters XG 01 24, 1.08% 6/7/18 (Liquidity Facility Bank of America NA) (a)(c)	2,100	2,100
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,375	3,375
Elk Grove Unified School District Participating VRDN Series Solar 17 0033, SIFMA Municipal Swap Index + 0.030% 1.09% 6/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	2,080	2,080
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,635	3,635
Folsom Cordova Unified School District Participating VRDN Series XF 25 64, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	8,810	8,810
Participating VRDN:
Series 15 ZF2116, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Series MS 3268 X, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series MS 3288, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,400	8,400
Series ROC II R 14066, 1.09% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Fremont Union High School District, Santa Clara Participating VRDN Series Floaters XF 06 47, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,425	3,425
Garvey School District Participating VRDN Series Floaters XF 26 60, 1.26% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,900	2,900
Grossmont Healthcare District Participating VRDN Series MS 3253, 1.09% 6/7/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,375	14,375
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 1.08% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,500	1,500
Huntington Beach City Participating VRDN Series Solar 17 0029, SIFMA Municipal Swap Index + 0.030% 1.09% 6/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	2,100	2,100
Irvine Ranch Wtr. District Ctfs. of Prtn. Participating VRDN Series Floaters ZM 06 35, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,700	1,700
Los Angeles Cmnty. College District Participating VRDN:
Series 16 ZF0327, 1.11% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,885	5,885
Series MS 3096, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,100	11,100
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 1.16% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,645	3,645
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Floaters XF 25 63, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)(c)	6,030	6,030
Series Floaters XX 10 28, 1.11% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,835	6,835
Series Floaters ZF 05 81, 1.11% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,360	2,360
Series Floaters ZF 06 13, 1.11% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	2,245	2,245
Series Floaters ZM 05 95, 1.11% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	2,500	2,500
Series ZM 04 73, 1.11% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,605	2,605
Series ZM 04 87, 1.11% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,470	1,470
1.12% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,645	7,645
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series Floaters XM 03 79, 1.09% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,630	5,630
Series MS 3289, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,335	7,335
Series MS 3345, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	15,475	15,475
Series XG 0110, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,000	2,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MS 3397, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,770	9,770
Series MS 3403, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,975	8,975
Los Angeles Hbr. Dept. Rev.:
Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,400	5,400
Participating VRDN Series 15 ZF0158, 1.14% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,280	5,280
Los Angeles Unified School District Participating VRDN:
Series Floaters XF 25 75, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series Floaters ZM 05 90, 1.09% 6/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,175	1,175
Series Floaters ZM 05 91, 1.09% 6/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,740	1,740
Lucia Mar Unified School District Participating VRDN Series 2017, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,700	4,700
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	765	765
Oakland Gen. Oblig. Bonds Series Solar 0046, SIFMA Municipal Swap Index + 0.030% 1.09%, tender 6/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	1,597	1,597
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 1.09% 6/7/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	9,765	9,765
Riverside County Trans. Commission Sales Tax Rev. Participating VRDN Series Floaters XF 22 97, 1.11% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,650	1,650
Sacramento Area Flood Cont. Agcy. Participating VRDN Series Floaters XM 04 55, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)(a)(c)	3,900	3,900
San Diego Cmnty. College District:
Bonds Series WF11 87C, SIFMA Municipal Swap Index + 0.280% 1.29%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	9,905	9,905
Participating VRDN Series XM 0149, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,300	2,300
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN 1.16% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,875	1,875
San Diego Unified School District Participating VRDN Series MS 3330, 1.09% 6/7/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	5,940	5,940
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ZM 06 43, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,655	2,655
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2015 XF 1033, 1.11% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	2,400	2,400
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN Series 15 XF2169, 1.08% 6/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
The Regents of the Univ. of California Participating VRDN:
Series XM 03 58, 1.09% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series XM 03 66, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,925	8,925
Univ. of California Revs. Participating VRDN:
Series Floaters XF 06 32, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,130	2,130
Series Floaters XF 25 77, 1.06% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,000	3,000
Series Floaters ZF 06 29, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,000	5,000
Series MS 3066, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,021	8,021
Series MS 3396, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,830	7,830
Wells Fargo Stage Trs Var States Bonds Series 86C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)(e)	12,965	12,965
		679,463
Illinois - 0.0%
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400	400
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.23% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,400	1,400
TOTAL TENDER OPTION BOND
(Cost $681,263)		681,263

Other Municipal Security - 37.0%
California - 36.0%
Alameda County Joint Powers Auth. Lease Rev. Series 10A, 1.66% 6/6/18, LOC Fed. Home Ln. Bank, San Francisco, CP	2,600	2,600
California Gen. Oblig.:
Series A1:
1.38% 6/7/18, LOC Wells Fargo Bank NA, CP	18,800	18,800
1.65% 6/26/18, LOC Wells Fargo Bank NA, CP	13,835	13,835
Series A3, 1.58% 8/1/18, LOC MUFG Union Bank NA, CP	15,200	15,200
Series A4:
1.39% 6/6/18, LOC Toronto-Dominion Bank, CP	5,730	5,730
1.5% 8/16/18, LOC Toronto-Dominion Bank, CP	10,000	10,000
1.58% 8/1/18, LOC Toronto-Dominion Bank, CP	5,100	5,100
Series A6, 1.2% 8/1/18, LOC Bank of America NA, CP	5,185	5,185
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.31%, tender 12/27/18 (a)(e)	51,900	51,900
California Pub. Works Board Lease Rev. Bonds (California Gen. Oblig. Proj.) Series 2015 C, 5% 6/1/18	6,625	6,625
California State Univ. Rev. Series A, 1.75% 7/10/18, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	4,300	4,300
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	163,890	163,890
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	120,530	120,530
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
1.56% 7/6/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	10,600	10,600
1.62% 6/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,000	5,000
1.62% 8/3/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,600	4,600
1.64% 7/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,560	4,560
1.68% 6/1/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,500	4,500
1.68% 8/2/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	1,500	1,500
Series A2:
1.53% 6/1/18 (Liquidity Facility Bank of America NA), CP	11,700	11,700
1.69% 7/5/18 (Liquidity Facility Bank of America NA), CP	6,300	6,300
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Bonds (California Gen. Oblig. Proj.) Series 2013A, 5% 6/1/18	1,000	1,000
Los Angeles Cmnty. College District Bonds Series 2017 A1, 2% 8/1/18	24,900	24,921
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A:
1.64% 6/21/18, LOC Bank of The West San Francisco, CP	16,900	16,900
1.79% 6/7/18, LOC Bank of The West San Francisco, CP	22,800	22,800
Series B:
1.64% 8/2/18, LOC U.S. Bank NA, Cincinnati, CP	14,335	14,335
1.7% 7/2/18, LOC U.S. Bank NA, Cincinnati, CP	8,000	8,000
1.72% 7/5/18, LOC U.S. Bank NA, Cincinnati, CP	11,100	11,100
Los Angeles County Gen. Oblig. TRAN Series 2017, 5% 6/29/18	505	506
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series ATE:
1.63% 8/6/18, LOC Citibank NA, CP	8,600	8,600
1.64% 8/2/18, LOC Citibank NA, CP	2,000	2,000
Los Angeles Dept. Arpt. Rev. Series B3:
1.33% 6/4/18, LOC Wells Fargo Bank NA, CP (b)	7,317	7,317
1.65% 8/1/18, LOC Wells Fargo Bank NA, CP (b)	8,972	8,972
1.7% 8/3/18, LOC Wells Fargo Bank NA, CP (b)	3,091	3,091
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2018, 1.41% 7/19/18 (Liquidity Facility Royal Bank of Canada), CP	26,500	26,500
Series 2018, 1.63% 8/2/18 (Liquidity Facility Royal Bank of Canada), CP	11,000	11,000
Series 2018, 1.65% 8/3/18 (Liquidity Facility Royal Bank of Canada), CP	16,500	16,500
Los Angeles Gen. Oblig. TRAN Series 2017 A, 5% 6/28/18	1,615	1,619
Los Angeles Hbr. Dept. Rev. Bonds Series 2016 A, 4% 8/1/18 (b)	2,570	2,580
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 11A3, 1.66% 6/5/18, LOC Bank of The West San Francisco, CP	16,100	16,100
Series 13A4:
1.25% 6/7/18, LOC U.S. Bank NA, Cincinnati, CP	13,275	13,275
1.3% 6/7/18, LOC U.S. Bank NA, Cincinnati, CP	8,900	8,900
1.37% 8/6/18, LOC U.S. Bank NA, Cincinnati, CP	8,100	8,100
Series 92A2, 1.3% 6/7/18, LOC Bank of America NA, CP	3,500	3,500
Series A2, 1.2% 8/1/18, LOC Bank of America NA, CP	5,000	5,000
Series A3, 1.75% 6/14/18, LOC Bank of The West San Francisco, CP	5,200	5,200
Series A4, 1.7% 7/11/18, LOC U.S. Bank NA, Cincinnati, CP	2,700	2,700
Los Angeles Unified School District Bonds Series 2014 B, 5% 7/1/18	3,865	3,876
Port of Oakland Port Rev. Series A, 1.25% 6/4/18, LOC Bank of America NA, CP (b)	5,945	5,945
Riverside County Gen. Oblig. TRAN Series 2017, 2% 6/29/18	29,800	29,815
Sacramento Muni. Util. District Elec. Rev.:
Bonds Series 2015, 4% 7/1/18	3,500	3,507
Series K1:
1.54% 6/4/18, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
1.63% 8/1/18, LOC State Street Bank & Trust Co., Boston, CP	7,800	7,800
Series L1:
1.37% 6/5/18, LOC Barclays Bank PLC, CP	25,400	25,400
1.64% 8/2/18, LOC Barclays Bank PLC, CP	1,500	1,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series B1, 1.68% 8/31/18, LOC State Street Bank & Trust Co., Boston, CP	5,850	5,850
Series B4:
1.52% 6/7/18, LOC Wells Fargo Bank NA, CP	20,500	20,500
1.57% 6/7/18, LOC Wells Fargo Bank NA, CP	4,600	4,600
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 1.33% 7/26/18, LOC Sumitomo Mitsui Banking Corp., CP	24,200	24,200
San Jose Fin. Auth. Rev. Series 1, 1.73% 6/29/18, LOC State Street Bank & Trust Co., Boston, CP	4,905	4,905
San Jose Int'l. Arpt. Rev.:
Series A2, 1.58% 6/26/18, LOC Barclays Bank PLC, CP	6,192	6,192
Series B, 1.6% 6/26/18, LOC Barclays Bank PLC, CP (b)	10,545	10,545
		879,606
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.65% tender 6/18/18, CP mode	1,500	1,500
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 92:
1.5% tender 7/9/18, CP mode	1,100	1,100
1.68% tender 6/28/18, CP mode	1,870	1,870
		2,970
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 90 A, 1.55% tender 7/9/18, CP mode(b)	2,600	2,600
Series 90A, 1.68% tender 7/2/18, CP mode (b)	8,400	8,400
Series 90B, 1.38% tender 6/28/18, CP mode	3,300	3,300
Series A1, 1.35% tender 7/12/18, CP mode (b)	6,700	6,700
		21,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $905,076)		905,076
	Shares (000s)	Value (000s)

Investment Company - 3.8%
Fidelity Municipal Cash Central Fund, 1.15% (f)(g)
(Cost $93,249)	93,242	93,249
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $2,433,665)		2,433,665
NET OTHER ASSETS (LIABILITIES) - 0.4%		10,120
NET ASSETS - 100%		$2,443,785

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $118,720,000 or 4.9% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
California Health Facilities Fing. Auth. Participating VRDN Series Floaters 013, 1.22% 7/12/18 (Liquidity Facility Barclays Bank PLC)	6/15/17 - 10/16/17	$14,445
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC)	4/20/18	$400
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.22% 7/12/18 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 2/1/18	$66,030
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$8,810
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$5,400
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	7/31/17 - 2/1/18	$765
San Diego Cmnty. College District Bonds Series WF11 87C, SIFMA Municipal Swap Index + 0.280% 1.29%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$9,905
Wells Fargo Stage Trs Var States Bonds Series 86C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	9/15/16	$12,965

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$299
Total	$299

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® California AMT Tax-Free Money Market Fund

May 31, 2018

SCM-QTLY-0718
1.802200.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 13.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.26% 6/7/18, VRDN (a)	$1,500	$1,500
West Jefferson Indl. Dev. Series 2008, 1.26% 6/7/18, VRDN (a)	3,400	3,400
		4,900
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.14% 6/7/18, VRDN (a)	1,150	1,150
California - 12.7%
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 1.05% 6/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	39,700	39,700
Series 2005 H, 0.95% 6/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	4,600	4,600
Series 2005 I, 1.05% 6/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	50,500	50,500
Series 2009 H, 1% 6/7/18, LOC Wells Fargo Bank NA, VRDN (a)	8,420	8,420
(Dignity Health Proj.) Series 2011 C, 0.87% 6/7/18, LOC Bank of Montreal, VRDN (a)	1,300	1,300
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas & Elec. Co. Proj.) Series 2009 B, 0.55% 6/1/18, LOC MUFG Union Bank NA, VRDN (a)	5,245	5,245
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 0.65% 6/1/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	69,800	69,800
Series 1996 E, 0.5% 6/1/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,900	6,900
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 2002, 0.57% 6/1/18 (Chevron Corp. Guaranteed), VRDN (a)	1,300	1,300
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 1.01% 6/7/18, LOC Bank of America NA, VRDN (a)	25,225	25,225
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.95% 6/7/18, LOC Bank of America NA, VRDN (a)	1,000	1,000
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 1.05% 6/7/18, LOC Bank of America NA, VRDN (a)	13,095	13,095
San Diego Hsg. Auth. Multi-family Hsg. Rev. Series 2017 A, 0.92% 6/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	9,800	9,800
San Francisco City & County Multi-family Hsg. Rev.:
Series 2017 B1, 0.9% 6/7/18, LOC Bank of America NA, VRDN (a)	13,950	13,950
Series 2017 B2, 0.9% 6/7/18, LOC Bank of America NA, VRDN (a)	12,000	12,000
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 1.06% 6/7/18, LOC Bank of America NA, VRDN (a)	1,415	1,415
Whittier Health Facilities Rev. Series 2009 A, 0.93% 6/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,585	8,585
FHLMC Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Grand Promenade Proj.) 1.06% 6/7/18, LOC Freddie Mac, VRDN (a)	41,100	41,100
		313,935
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.14% 6/7/18, VRDN (a)	600	600
Series 1999 A, 1.22% 6/7/18, VRDN (a)	800	800
		1,400
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.2% 6/7/18, VRDN (a)	1,700	1,700
Series I, 1.2% 6/7/18, VRDN (a)	300	300
		2,000
Louisiana - 0.7%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.14% 6/7/18, VRDN (a)	9,350	9,350
Series 2010 B1, 1.19% 6/7/18, VRDN (a)	6,750	6,750
		16,100
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.26% 6/7/18, VRDN (a)	300	300
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 1.13% 6/7/18, VRDN (a)	800	800
		1,100
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $340,585)		340,585

Tender Option Bond - 43.7%
California - 41.9%
Academy of Motion Picture Arts Participating VRDN Series 2017, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,370	1,370
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 1.08% 6/7/18 (Liquidity Facility Bank of America NA) (a)(b)	5,000	5,000
Series 17 XX 1045, 1.06% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	13,335	13,335
Series II R 11901, 1.06% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	6,435	6,435
Series XF 10 44, 1.11% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	7,500	7,500
Cabrillo Unified School District Participating VRDN Series 2017 XF 2434, 1.08% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,760	5,760
California Dept. of Wtr. Resources Participating VRDN Series MS 3276, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM 0146, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,320	1,320
Series Floaters XF 05 58, 1.07% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	8,800	8,800
Series Floaters XF 22 71, 1.09% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,100	4,100
Series Floaters XF 23 77, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	6,240	6,240
Series MS 3144, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,977	1,977
Series XF 24 00, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	800	800
California Gen. Oblig. Participating VRDN:
Floater Series XF 05 80, 1.08% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	3,375	3,375
Series 15 XF2171, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	11,240	11,240
Series 2017 XF 2414, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Series 2017 XG 0115, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	5,300	5,300
Series Floaters XF 05 79, 1.08% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	6,600	6,600
Series Floaters XF 10 38, 1.16% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	21,350	21,350
Series Floaters XF 23 72, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,200	4,200
Series Floaters XM 05 50, 1.09% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,555	5,555
Series Floaters XX 10 57, 1.06% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,335	3,335
Series Floaters YX 10 84, 1.07% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	7,500	7,500
Series Floaters YX 10 90, 1.06% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,825	2,825
Series Floaters ZM 06 04, 1.07% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500	2,500
Series Floaters ZM 06 05, 1.07% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000	2,000
Series Floaters ZM 06 08, 1.07% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,575	4,575
California Health Facilities Fing. Auth. Participating VRDN:
Series 16 ZF0426, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	8,070	8,070
Series 2017 XF 2048, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,700	4,700
Series 2017 XF 2417, 1.07% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	15,375	15,375
Series 2017, 1.07% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	15,030	15,030
Series Floaters 013, 1.22% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	10,145	10,145
Series Floaters XF 05 23, 1.07% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,625	5,625
Series Floaters XF 06 08, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	3,365	3,365
Series Floaters XF 06 22, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	9,405	9,405
Series Floaters XF 06 33, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	4,400	4,400
Series Floaters XF 24 67, 1.08% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	20,000	20,000
Series Floaters XF 24 71, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
Series Floaters XF 25 06, 1.07% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Series Floaters XF 25 82, 1.06% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000	2,000
Series Floaters XG 01 20, 1.08% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	17,100	17,100
Series Floaters XG 01 25, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,755	6,755
Series Floaters XG 01 28, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,665	2,665
Series Floaters XG 01 41, 1.07% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	8,425	8,425
Series Floaters XG 01 44, 1.06% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	20,000	20,000
Series Floaters XL 00 45, 1.09% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,620	1,620
Series Floaters YX 10 33, 1.07% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,155	1,155
Series Floaters ZM 05 02, 1.08% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Series Floaters ZM 05 43, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,000	4,000
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0120, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	17,320	17,320
Series 15 XF0131, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	15,235	15,235
Series 16 ZF0212, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,935	2,935
Series 2015 ZF0213, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Series Floaters XG 01 04, 1.08% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	10,300	10,300
Series Floaters XM 03 01, 1.07% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	8,000	8,000
Series MS 3239, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,200	2,200
Series MS 3267, 1.09% 6/7/18 (Liquidity Facility Cr. Suisse AG) (a)(b)	6,000	6,000
Series MS 3389, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,000	4,000
Series TD 0036, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	7,105	7,105
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XL 00 59, 1.09% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,200	1,200
California St. Univ. Rev. Participating VRDN Series XM 0306, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	975	975
California State Univ. Rev. Participating VRDN:
Series Floaters XF 05 54, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	5,760	5,760
Series Floaters XF 24 41, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
Series Floaters ZF 25 72, 1.07% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,890	4,890
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,800	1,800
1.18% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	5,200	5,200
Series ROC II R 14001, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,375	2,375
Series XF 23 59, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	825	825
Chaffey Unified High School District Participating VRDN:
Series Floaters XF 05 48, 1.09% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,600	1,600
Series Floaters ZM 05 85, 1.09% 6/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	1,750	1,750
Culver City Calif Unified School District Participating VRDN Series Solar 17 10, SIFMA Municipal Swap Index + 0.030% 0.8% 6/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	4,445	4,445
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.22% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	64,485	64,485
Dublin Unified School District Bonds Series Solar 0062, SIFMA Municipal Swap Index + 0.030% 1.09%, tender 6/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	5,185	5,185
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 1.07% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	10,100	10,100
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series 2015 XF0190, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,835	1,835
Series Floaters ZM 05 98, 1.07% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500	2,500
Series Floaters ZM 06 03, 1.06% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	6,750	6,750
Eastern Muni. Wtr. District Fing. W Participating VRDN:
Series Floaters XF 24 48, 1.06% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,400	2,400
Series Floaters XM 05 07, 1.06% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,500	2,500
Series Floaters ZM 05 10, 1.08% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,500	2,500
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series 15 XF0072, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,585	1,585
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,200	1,200
Elk Grove Unified School District Participating VRDN:
Series Floaters XG 01 27, 1.08% 6/7/18 (Liquidity Facility Bank of America NA) (a)(b)	4,625	4,625
Series Solar 17 0033, SIFMA Municipal Swap Index + 0.030% 1.09% 6/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	950	950
Fillmore Calif Wastewtr. Rev. Participating VRDN Series Floaters XF 24 70, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,900	1,900
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	900	900
Participating VRDN Series MS 3288, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,725	1,725
Garvey School District Participating VRDN Series Floaters XF 26 60, 1.26% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,370	1,370
Hartnell Cmnty. College District Participating VRDN Series Floaters XF 05 87, 1.08% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	1,000	1,000
Hayward Calif Area Receivables & Pk Di Participating VRDN Series Floaters XF 24 68, 1.08% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Huntington Beach City Participating VRDN Series Solar 17 0029, SIFMA Municipal Swap Index + 0.030% 1.09% 6/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	1,000	1,000
Irvine Ranch Wtr. District Ctfs. of Prtn. Participating VRDN Series Floaters ZM 06 35, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,525	1,525
Long Beach Unified School District Participating VRDN:
Series 2017, 1.08% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	23,865	23,865
Series Floaters XF 05 60, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	4,085	4,085
Series Floaters XF 24 58, 1.08% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500	2,500
Los Angeles Cmnty. College District Participating VRDN:
Series 16 XG0045, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	7,790	7,790
Series MS 3096, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,250	2,250
Series ROC II R 11773, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	21,375	21,375
1.07% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	8,200	8,200
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series Floaters XF 25 32, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,970	1,970
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 1.16% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,300	1,300
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 16 XL0005, 1.07% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	5,405	5,405
Series Floaters XM 04 27, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Series ROC II R 11842, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	6,750	6,750
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 16 XM 02 47, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,665	6,665
Series 16 XM 02 53, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,665	6,665
Series EGL 17 0007, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	12,700	12,700
Series Floaters XF 05 56, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	4,000	4,000
Series Floaters XF 05 70, 1.09% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,300	3,300
Series Floaters XF 25 54, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	4,800	4,800
Series Floaters XF 25 62, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,665	3,665
Series Floaters XM 03 79, 1.09% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,370	5,370
Series MS 3345, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,060	3,060
Series Putters 0039, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,750	3,750
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 0018, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Series 15 XF2168, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	5,710	5,710
Series Floaters XG 01 21, 1.08% 6/7/18 (Liquidity Facility Bank of America NA) (a)(b)	3,000	3,000
Series Floaters YX 10 85, 1.07% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	7,500	7,500
Series Floaters ZM 04 68, 1.07% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	7,415	7,415
Series MS 3397, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,200	1,200
Series ROC 14087, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	6,200	6,200
Los Angeles Unified School District Participating VRDN:
Series Floaters XF 25 75, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
Series Floaters YX 10 87, 1.07% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	11,250	11,250
Series Floaters ZM 05 90, 1.09% 6/7/18 (Liquidity Facility Bank of America NA) (a)(b)	1,000	1,000
Series Floaters ZM 05 91, 1.09% 6/7/18 (Liquidity Facility Bank of America NA) (a)(b)	1,500	1,500
Series Floaters ZM 06 01, 1.09% 6/7/18 (Liquidity Facility Bank of America NA) (a)(b)	1,570	1,570
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 15 ZF0243, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,430	5,430
Series 16 ZF0313, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,935	4,935
Series 2015 ZF 0242, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,100	2,100
Series ROC II R 14059, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	6,000	6,000
Lucia Mar Unified School District Participating VRDN Series 2017, 1.08% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,700	1,700
Lucile Salter Packrd Chil Hosp. Participating VRDN Series Floaters XG 01 48, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	6,555	6,555
Marin Pub. Fing. Auth. Rev. Sausalito-Marin San. District Participating VRDN Series 2017 XF 2436, 1.08% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	6,315	6,315
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	1,045	1,045
Oakland Gen. Oblig. Bonds Series Solar 0046, SIFMA Municipal Swap Index + 0.030% 1.09%, tender 6/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	898	898
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series Floaters 16 XG0022, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	10,125	10,125
Palmdale Calif School District Participating VRDN Series Floaters XF 24 43, 1.08% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	7,125	7,125
Palomar Cmnty. Clge District Participating VRDN Series Floaters XF 25 65, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,885	2,885
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 1.09% 6/7/18 (Liquidity Facility Bank of America NA) (a)(b)	2,160	2,160
Sacramento Area Flood Cont. Agcy. Participating VRDN:
Series Floaters XM 04 55, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,100	1,100
Series Floaters YX 10 37, 1.06% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,540	4,540
Series Floaters ZM 04 57, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,330	6,330
Series Floaters ZM 04 58, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,845	10,845
San Diego Cmnty. College District Participating VRDN:
Series XM 0149, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,650	1,650
Series XM 02 90, 1.07% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	5,700	5,700
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	25,265	25,265
San Diego Unified School District Participating VRDN:
Series Floaters XF 25 79, 1.2% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
Series Floaters XM 05 64, 1.07% 6/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,500	2,500
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	5,000	5,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Floaters XF 24 49 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,500	2,500
Series floaters XX 10 51, 1.06% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,330	3,330
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.11% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	7,735	7,735
San Francisco City & County Gen. Oblig. Participating VRDN Series EGL 17 0008, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	11,455	11,455
San Francisco Pub. Utils. Commission Wtr. Rev. Participating VRDN Series Floaters XF 06 07, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	3,330	3,330
San Jose Unified School District Santa Clara County Participating VRDN Series Floaters XF 25 34, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,920	1,920
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 0048, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,050	10,050
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 1.08% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	10,705	10,705
Santa Clara County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 46, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,985	2,985
Series ZM 06 40, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN:
Series Floaters XF 25 60, 1.07% 6/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,650	2,650
Series Floaters ZF 06 30, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	5,000	5,000
Solano Cmnty. Clge District Participating VRDN Series Floaters XF 24 59, 1.08% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,145	3,145
The Regents of the Univ. of California Participating VRDN:
Series XM 03 58, 1.09% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,000	3,000
Series XM 03 63, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,000	6,000
The Regents of the Univ. of California Gen. Rev. Participating VRDN Series Floaters XM 03 90, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,500	7,500
Trustees of the California State Univ. Participating VRDN Series ZM 00 90, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,580	3,580
Univ. of California Revs. Participating VRDN:
Series 15 ZF0177, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,810	3,810
Series 15 ZF0178, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series 16 XL0001, 1.06% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	10,250	10,250
Series 2015 ZF0186, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series 2015 ZF0187, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,605	4,605
Series Floaters XF 05 24, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	3,475	3,475
Series Floaters XF 06 32, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,000	2,000
Series Floaters XF 25 77, 1.06% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,945	2,945
Series Floaters XM 04 13, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,255	6,255
Series Floaters XM 04 34, 1.06% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,500	1,500
Series Floaters YX 10 83, 1.07% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	6,895	6,895
Series Floaters ZF 05 32, 1.07% 6/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,000	10,000
Series Floaters ZF 06 27, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,500	2,500
Series Floaters ZF 06 28, 1.06% 6/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,500	2,500
Series MS 3066, 1.09% 6/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,300	2,300
		1,035,710
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,700	2,700
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.12% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	2,500	2,500
		5,200
Florida - 0.6%
Central Fla Expwy Auth. Rev.:
Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	5,800	5,800
Participating VRDN Series Floaters 004, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,200	8,200
		14,000
Illinois - 0.3%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	400	400
Series Floaters 006, 1.31% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	6,700	6,700
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.1% 6/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,000	1,000
		8,100
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,400	8,400
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.23% 6/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200	200
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,090	1,090
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	600	600
		1,690
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,400	2,400
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,100	1,100
		3,500
Texas - 0.1%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,900	2,900
TOTAL TENDER OPTION BOND
(Cost $1,079,700)		1,079,700

Other Municipal Security - 28.6%
California - 27.7%
Alameda County Joint Powers Auth. Lease Rev. Series 10A, 1.66% 6/6/18, LOC Fed. Home Ln. Bank, San Francisco, CP	2,400	2,400
California Gen. Oblig.:
Bonds Series 2016, 5% 9/1/18	875	883
Series 11A5, 1.55% 8/8/18, LOC U.S. Bank NA, Cincinnati, CP	27,045	27,045
Series A1:
1.15% 6/4/18, LOC Wells Fargo Bank NA, CP	16,020	16,020
1.38% 6/7/18, LOC Wells Fargo Bank NA, CP	16,200	16,200
1.55% 8/2/18, LOC Wells Fargo Bank NA, CP	14,000	14,000
1.65% 6/26/18, LOC Wells Fargo Bank NA, CP	12,100	12,100
Series A3, 1.58% 8/1/18, LOC MUFG Union Bank NA, CP	14,800	14,800
Series A4:
1.39% 6/6/18, LOC Toronto-Dominion Bank, CP	5,000	5,000
1.5% 8/16/18, LOC Toronto-Dominion Bank, CP	10,000	10,000
1.58% 8/1/18, LOC Toronto-Dominion Bank, CP	4,900	4,900
Series A6, 1.2% 8/1/18, LOC Bank of America NA, CP	5,200	5,200
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, SIFMA Municipal Swap Index + 0.250% 1.31%, tender 12/27/18 (a)(d)	8,100	8,100
California Pub. Works Board Lease Rev. Bonds (California Gen. Oblig. Proj.) Series 2015 C, 5% 6/1/18	5,000	5,000
California State Univ. Rev. Series A:
1.23% 6/5/18, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	3,300	3,300
1.32% 7/9/18, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	2,900	2,900
1.32% 7/10/18, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	21,382	21,382
1.4% 7/10/18, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	11,775	11,775
1.6% 7/10/18, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	16,519	16,519
1.6% 7/10/18, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	9,282	9,282
1.75% 7/10/18, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	3,785	3,785
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	20,510	20,510
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	16,605	16,605
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
1.3% 6/1/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	8,200	8,200
1.3% 6/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	9,850	9,850
1.56% 7/6/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	9,200	9,200
1.6% 7/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	9,850	9,850
1.62% 6/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,525	4,525
1.62% 8/3/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,275	4,275
1.64% 7/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,000	4,000
1.68% 6/1/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,000	4,000
Series A2:
1.53% 6/1/18 (Liquidity Facility Bank of America NA), CP	10,300	10,300
1.69% 7/5/18 (Liquidity Facility Bank of America NA), CP	5,700	5,700
Long Beach Hbr. Rev. Bonds Series 2014 C, 5% 11/15/18	13,200	13,415
Los Angeles Cmnty. College District Bonds:
Series 2016 I, 3% 8/1/18	2,395	2,401
Series 2017 A1, 2% 8/1/18	21,700	21,718
Series 2017 J, 2% 8/1/18	21,700	21,718
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A:
1.64% 6/21/18, LOC Bank of The West San Francisco, CP	15,730	15,730
1.79% 6/7/18, LOC Bank of The West San Francisco, CP	20,200	20,200
Series B:
1.64% 8/2/18, LOC U.S. Bank NA, Cincinnati, CP	13,600	13,600
1.7% 7/2/18, LOC U.S. Bank NA, Cincinnati, CP	7,000	7,000
1.72% 7/5/18, LOC U.S. Bank NA, Cincinnati, CP	9,900	9,900
Los Angeles County Gen. Oblig. TRAN Series 2017, 5% 6/29/18	300	301
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series ATE:
1.63% 8/6/18, LOC Citibank NA, CP	8,066	8,066
1.64% 8/2/18, LOC Citibank NA, CP	1,900	1,900
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2018, 1.41% 7/19/18 (Liquidity Facility Royal Bank of Canada), CP	21,600	21,600
Series 2018, 1.63% 8/2/18 (Liquidity Facility Royal Bank of Canada), CP	10,180	10,180
Series 2018, 1.65% 8/3/18 (Liquidity Facility Royal Bank of Canada), CP	14,500	14,500
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 11A3, 1.66% 6/5/18, LOC Bank of The West San Francisco, CP	14,800	14,800
Series 13A4:
1.25% 6/7/18, LOC U.S. Bank NA, Cincinnati, CP	11,200	11,200
1.3% 6/7/18, LOC U.S. Bank NA, Cincinnati, CP	7,600	7,600
1.37% 8/6/18, LOC U.S. Bank NA, Cincinnati, CP	6,900	6,900
Series 92A2, 1.3% 6/7/18, LOC Bank of America NA, CP	3,000	3,000
Series A1, 1.38% 8/28/18, LOC Wells Fargo Bank NA, CP	2,000	2,000
Series A2, 1.2% 8/1/18, LOC Bank of America NA, CP	5,000	5,000
Series A3, 1.75% 6/14/18, LOC Bank of The West San Francisco, CP	4,800	4,800
Series A4, 1.7% 7/11/18, LOC U.S. Bank NA, Cincinnati, CP	2,300	2,300
Los Angeles Unified School District Bonds:
Series 2005 A1, 5.5% 7/1/18	1,700	1,705
Series 2014 B, 5% 7/1/18	4,865	4,879
Sacramento County Arpt. Sys. Rev. Bonds Series 2009 A, 5.5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,400	1,405
Sacramento Muni. Util. District Elec. Rev.:
Bonds Series 2015, 4% 7/1/18	2,500	2,505
Series K1:
1.56% 7/2/18, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
1.63% 8/1/18, LOC State Street Bank & Trust Co., Boston, CP	7,200	7,200
Series L1:
1.37% 6/5/18, LOC Barclays Bank PLC, CP	21,800	21,800
1.64% 8/2/18, LOC Barclays Bank PLC, CP	1,500	1,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series B1, 1.68% 8/31/18, LOC State Street Bank & Trust Co., Boston, CP	5,400	5,400
Series B4:
1.52% 6/7/18, LOC Wells Fargo Bank NA, CP	19,500	19,500
1.57% 6/7/18, LOC Wells Fargo Bank NA, CP	4,400	4,400
San Francisco City & County Gen. Oblig. Series 3, 1.66% 6/6/18, LOC State Street Bank & Trust Co., Boston, CP	18,675	18,675
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 1.33% 7/26/18, LOC Sumitomo Mitsui Banking Corp., CP	24,400	24,400
San Jose Fin. Auth. Rev. Series 2, 1.73% 6/29/18, LOC U.S. Bank NA, Cincinnati, CP	4,904	4,904
San Jose Int'l. Arpt. Rev. Series A2, 1.58% 6/26/18, LOC Barclays Bank PLC, CP	5,800	5,800
		684,508
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,600	5,600
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.16%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,475	7,475
		13,075
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.65% tender 6/18/18, CP mode	1,500	1,500
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 92:
1.5% tender 7/9/18, CP mode	1,100	1,100
1.68% tender 6/28/18, CP mode	1,800	1,800
		2,900
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 90B, 1.38% tender 6/28/18, CP mode	3,300	3,300
TOTAL OTHER MUNICIPAL SECURITY
(Cost $705,283)		705,283
	Shares (000s)	Value (000s)

Investment Company - 14.3%
Fidelity Tax-Free Cash Central Fund, 1.01% (e)
(Cost $354,414)	354,384	354,414
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,479,982)		2,479,982
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(10,105)
NET ASSETS - 100%		$2,469,877

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $116,865,000 or 4.7% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$2,400
California Health Facilities Fing. Auth. Participating VRDN Series Floaters 013, 1.22% 7/12/18 (Liquidity Facility Barclays Bank PLC)	6/15/17 - 1/11/18	$10,145
Central Fla Expwy Auth. Rev. Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	2/14/18	$5,800
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$8,200
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.31% 6/7/18 (Liquidity Facility Barclays Bank PLC)	4/20/18	$400
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.31% 6/7/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$6,700
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,700
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.22% 7/12/18 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 5/9/18	$64,485
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$900
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$2,900
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$1,090
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$8,400
Newport Mesa Unified School District Bonds Series WF 11 70Z, SIFMA Municipal Swap Index + 0.280% 1.34%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	2/1/17 - 2/1/18	$1,045
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.24% 7/12/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 1/11/18	$600
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.23%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$1,100

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$771
Total	$771

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018